Provisions - Summary of Provisions Analysed as Current and Non-Current (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Current	$ 22	$ 10
Non-current	17	26
Provisions current and non-current	39	36
Litigation [member]
Disclosure of other provisions [line items]
Current	13
Non-current	1
Provisions current and non-current	14	7
Self insurance reserves [member]
Disclosure of other provisions [line items]
Current	3
Non-current	6
Provisions current and non-current	9	14
Other [member]
Disclosure of other provisions [line items]
Current	6
Non-current	10
Provisions current and non-current	$ 16	$ 15